Consolidated Cash Flow Statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Operating activities
Net profit/(loss) for the year	€ (378,084)		€ (481,447)		€ (583,194)
Reversal of finance income	(25,609)		(43,857)		(52,181)
Reversal of finance expenses	100,027		44,065		50,487
Reversal of (gain)/loss on disposal of property, plant and equipment	(91)		5		22
Reversal of income taxes (expenses)	4,843		7,303		5,377
Adjustments for non-cash items:
Non-cash consideration relating to revenue	(27,069)		(2,354)		(2,547)
Share of (profit)/loss of associates	20,060		18,395		17,697
Share-based payment	95,512		66,660		64,180
Depreciation	17,247		18,428		17,514
Impairment of property, plant and equipment	0		7,834		0
Amortization	467		483		444
Changes in working capital:
Inventories	(86,678)		(78,258)		(55,268)
Receivables	(118,607)		(32,773)		(11,531)
Prepayments	10,392		(11,413)		(6,409)
Contract liabilities	(1,197)		(7,080)		8,648
Trade payables, accrued expenses and other liabilities	26,965		3,551		45,943
Increase/(decrease) in provisions	61,968		26,187		6,145
Cash flows generated from/(used in) operations	(299,854)		(464,271)		(494,673)
Finance income received	14,374		17,048		8,271
Finance expenses paid	(15,205)		(15,672)		(9,294)
Income taxes received/(paid)	(5,512)		(4,466)		(3)
Cash flows from/(used in) operating activities	(306,197)		(467,361)		(495,699)
Investing activities
Proceeds from disposal of property, plant and equipment	950		51		0
Acquisition of intangible assets and property, plant and equipment	(1,427)		(2,442)		(14,489)
Reimbursement for acquisition of property, plant and equipment	0		0		9,535
Purchase of marketable securities	0		0		(213,842)
Settlement of marketable securities	7,353		288,865		280,528
Cash flows from/(used in) investing activities	6,876		286,474		61,732
Financing activities
Repayments of borrowings	(11,365)		(10,438)		(6,356)
Net proceeds from borrowings	134,158		136,256		503,281
Proceeds from exercise of warrants	30,514		10,286		5,153
Proceeds from follow-on public offerings	309,913		0		0
Costs of follow-on public offering	(19,291)		0		0
Acquisitions of treasury shares, net of transaction costs	0		0		(105,305)
Payment of withholding taxes under stock incentive programs	0		(1,812)		0
Cash flows from/(used in) financing activities	443,929		134,292		396,773
Increase/(decrease) in cash and cash equivalents	144,608		(46,595)		(37,194)
Cash and cash equivalents at January 1	392,164	[1]	444,767		446,267
Effect of exchange rate changes on balances held in foreign currencies	22,771		(6,008)		35,694
Bank deposits	559,543		392,164		427,810
Short-term marketable securities	0		0		16,957
Cash and cash equivalents at December 31	€ 559,543		€ 392,164	[1]	€ 444,767

[1]	Restatement relates to adoption of amendments to IAS 1, “Presentation of Financial Statements.” Refer to Note 2 for further details.